INCOME TAXES - Schedule of Components of Income Tax Benefit (Details) - USD ($) $ in Millions	3 Months Ended						4 Months Ended		12 Months Ended
	Feb. 29, 2020	Nov. 30, 2019	Sep. 07, 2019	Feb. 23, 2019	Dec. 01, 2018	Sep. 08, 2018	Jun. 15, 2019	Jun. 16, 2018	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Current
Federal									$ 87.2	$ 9.0	$ 54.0
State									49.2	(6.7)	26.5
Foreign									2.3	0.3	49.8
Total Current									138.7	2.6	130.3
Deferred
Federal									(14.1)	(77.9)	(807.7)
State									(1.1)	(3.6)	(216.6)
Foreign									9.3		(69.8)
Total Deferred									(5.9)	(81.5)	(1,094.1)
Income tax expense (benefit)	$ 22.3	$ 12.9	$ 81.9	$ 1.4	$ (65.4)	$ (11.9)	$ 15.7	$ (3.0)	132.8	(78.9)	(963.8)
Net Operating Loss
Current
Federal									66.8	12.8	22.4
State									$ 22.6	$ 9.5	$ 9.6